Earnings per Unit ("EPU") (Details) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended
	Jun. 30, 2019 tranche shares	Jun. 24, 2019	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares		Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Earnings per unit
Profit for the period			$ 19,143	$ 29,602	[1]	$ 42,159	$ 69,958	[1]
Profit attributable to Gaslog's operations				(6,701)		(2,650)	(15,055)
Partnership's profit			19,143	22,901		39,509	54,903
Paid and accrued preference unit distributions			(7,582)	(5,457)		(15,164)	(10,495)
Partnership's profit attributable to unitholders			11,561	17,444		24,345	44,408
Common units
Earnings per unit
Partnership's profit						23,858	41,152
Partnership's profit attributable to unitholders			$ 11,329	$ 17,095		$ 23,858	$ 41,152
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares			45,300,760	42,363,252		45,374,467	41,686,447
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares			$ 0.25	$ 0.40	[1]	$ 0.53	$ 0.99	[1]
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares			45,350,113	42,422,462		45,443,822	41,792,558
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares			$ 0.25	$ 0.40	[1]	$ 0.52	$ 0.98	[1]
General partner units
Earnings per unit
Partnership's profit						$ 487	$ 888
Partnership's profit attributable to unitholders			$ 232	$ 349		$ 487	$ 888
Weighted average number of units outstanding (basic)
Weighted average number of units outstanding (basic) | shares			930,387	864,381		928,967	850,656
Earnings per unit (basic)
Earnings per unit (basic) | $ / shares			$ 0.25	$ 0.40		$ 0.52	$ 1.04
Weighted average number of units outstanding (diluted)
Weighted average number of units outstanding (diluted) | shares			930,387	864,381		928,967	850,656
Earnings per unit (diluted)
Earnings per unit (diluted) | $ / shares			$ 0.25	$ 0.40		$ 0.52	$ 1.04
Incentive distribution rights
Earnings per unit
Partnership's profit							$ 2,368
Partnership's profit attributable to unitholders							$ 2,368
Class B units
Earnings per unit (diluted)
Number of units issued | shares	2,490,000
Conversion ratio of class B units into common units	1	1
Number of tranches | tranche	6
Number of units issued in each tranche | shares	415,000

[1]	Restated so as to reflect the historical financial statements of GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).